35. Management remuneration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Management Remuneration [Abstract]
Short-term benefits	R$ 22,524	R$ 23,556
Long-term benefits	900	3,351
Share-based payments remuneration	5,379	10,230
Total compensation	R$ 28,803	R$ 37,137